Equity - Additional Information (Detail) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Disclosure of classes of share capital [line items]
Treasury shares	€ 90	€ 90
Share capital	11,587
Total value of ordinary treasury shares	510
Deduction from share capital issued	90
Additional paid-in capital	2,094	2,094
Increase in additional paid in capital		0
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income	30
Increase in reserve for available-for-sale financial assets	(12)
Fair value adjustment of other available-for-sale financial assets to parent	(10)
Unrealized gains on investment	9
Reserve expressed net of deferred tax liabilities	9	11
Financial assets measured at fair value through other comprehensive income, growth				€ 9
Reserve for cash flow hedges	563	582
Net deferred tax assets	157	164
Reserve for exchange differences on translating foreign operations	1,340	955
Reserve for remeasurements of employee defined benefit plans	90	104
Other profits (losses) of associates and joint ventures accounted for using the equity method	0	0	€ 0
Sundry reserves and retained earnings (accumulated losses), including profit (loss)	7,810	9,475
Dividends approved	281	230	204
Equity attributable to non-controlling interests	€ 2,219	2,226		€ 2,221
TIM S.p.A [member]
Disclosure of classes of share capital [line items]
Description to dividend distribution	The profit shown in the duly approved separate financial statements, less the amount appropriated to the legal reserve, must be distributed to the holders of savings shares in an amount up to 5% of the 0.55 euros per share
Percentage of distribution to share holders	2.00%
Distribution to share holders per share	€ 0.55
Number of years dividend distribution difference carried over to preferred dividends	Two
Pre-emptive right in reimbursement of capital per share	€ 0.55
INWIT S.p. A [member]
Disclosure of classes of share capital [line items]
Group Company dividends paid to non-controlling shareholders	€ 46	35
Top of range [member] | TIM S.p.A [member]
Disclosure of classes of share capital [line items]
Percentage of distribution to share holders	5.00%
Bottom of range [member] | TIM S.p.A [member]
Disclosure of classes of share capital [line items]
Percentage of distribution to share holders	5.00%
Brazil business unit [member]
Disclosure of classes of share capital [line items]
Reserve for exchange differences on translating foreign operations	€ 1,340	955
Group Company dividends paid to non-controlling shareholders	66	25
Sofora-Telecom Argentina group [member]
Disclosure of classes of share capital [line items]
Reserve for exchange differences on translating foreign operations	1,360	969
Business unit [member] | Brazil [member]
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interests	1,518
Business unit [member] | Domestic business unit [member] | INWIT S.p. A [member]
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interests	620
Telecom Italia Finance [member]
Disclosure of classes of share capital [line items]
Unrealized gains on securities portfolio	€ (7)
American Depositary Receipts [member] | J P Morgan Chase Bank [member]
Disclosure of classes of share capital [line items]
Number of shares corresponding to ADS	10
Reserve for remeasurements of employee defined benefit plans (IAS 19) [member]
Disclosure of classes of share capital [line items]
Net deferred tax assets	€ 21	26
Change in reserve for remeasurement of employee defined benefit plans	14
Non-controlling interests [member]
Disclosure of classes of share capital [line items]
Reserve for exchange differences on translating foreign operations	640	471
Dividends approved	115	64	38
Decrease in non-controlling interests	(7)	(120)
Group Company dividends paid to non-controlling shareholders	(115)	(64)
Sundry reserves and retained earnings (accumulated losses), including profit (loss) for the year [member]
Disclosure of classes of share capital [line items]
Increase in sundry reserves and retained earnings (accumulated losses), including profit (loss)	(1,665)	958
Dividends approved	€ 166	€ 166	€ 166
Dividend per share	€ 0.0275